CONVERTIBLE REDEEMABLE PREFERRED SHARES AND WARRANTS - Warrants (Details)	12 Months Ended
Dec. 31, 2019 USD ($)
CONVERTIBLE REDEEMABLE PREFERRED SHARES AND WARRANTS
Gains from decrease in fair value of warrants	$ 1,207,415